Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, Fair Value, Inputs, Level 3) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale security (Note 7)	$ 3,044	18,888